Property and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Net book value	$ 18.1	$ 20.2
Depreciation and amortization expenses	7.0	5.9	$ 4.7
Depreciation and amortization included in the cost of revenue	6.1	4.9	4.2
General and administrative expenses	$ 0.9	$ 1.0	$ 0.5